Schedule of other expenses (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Other Expenses
Marketing expenses	$ 11,790	$ 15,161	$ 28,235	$ 66,619
Penalty	3,615	4,648	4,297	58,430
Reversal of credit loss	(1)	(1)
Allowance for credit loss			1
Referral fee			584,634
Intangible assets write-off	1,547,623	1,990,000		142,500
Other expenses		329,170	191,804	191,277
Revenue	$ 1,819,023	$ 2,338,978	$ 808,971	$ 458,826